Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Amortization expense	$ 15,508	$ 26,973	$ 62,149